Membership Interests (Schedule of Distributions Paid) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends Payable [Line Items]
Amount	$ 404	$ 318	$ 425	$ 839	$ 356
Payment One FY 2022 [Member]
Dividends Payable [Line Items]
Declaration Date			Feb. 18, 2022
Payment Date			Feb. 18, 2022
Amount			$ 106
Payment Two FY 2022 [Member]
Dividends Payable [Line Items]
Declaration Date			Apr. 27, 2022
Payment Date			Apr. 28, 2022
Amount			$ 106
Payment Three FY 2022 [Member]
Dividends Payable [Line Items]
Declaration Date			Jul. 27, 2022
Payment Date			Jul. 28, 2022
Amount			$ 106
Payment Four Fy 2022 [Member]
Dividends Payable [Line Items]
Declaration Date			Oct. 25, 2022
Payment Date			Oct. 26, 2022
Amount			$ 106
Payment One FY 2023 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 14, 2023
Payment Date	Feb. 15, 2023
Amount	$ 106
Payment Two FY 2023 [Member]
Dividends Payable [Line Items]
Declaration Date	Apr. 25, 2023
Payment Date	Apr. 26, 2023
Amount	$ 149
Payment Three FY 2023 [Member]
Dividends Payable [Line Items]
Declaration Date	Jul. 25, 2023
Payment Date	Jul. 26, 2023
Amount	$ 149